Investments in Joint Ventures and Associates - Summary of Financial Information of Joint Ventures (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017 [1]
Disclosure of joint ventures [Line Items]
Net income / (loss)	€ 1,239	€ 711	[1]	€ 2,469
Other comprehensive income	2,232	(1,107)	[1]	(1,968)
Total comprehensive income / (loss)	3,471	(396)	[1]	€ 501
Amvest [member]
Disclosure of joint ventures [Line Items]
Net income / (loss)	398	432
Total comprehensive income / (loss)	398	432
Amvest [member] | Aegon legal stake in the joint ventures [member]
Disclosure of joint ventures [Line Items]
Net income / (loss)	125	144
Total comprehensive income / (loss)	125	144
Other Joint ventures [member]
Disclosure of joint ventures [Line Items]
Net income / (loss)	183	144
Other comprehensive income	13	12
Total comprehensive income / (loss)	196	156
Other Joint ventures [member] | Aegon legal stake in the joint ventures [member]
Disclosure of joint ventures [Line Items]
Net income / (loss)	88	66
Other comprehensive income	7	5
Total comprehensive income / (loss)	€ 95	€ 71

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.